CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS
Cash	$ 8,466	$ 46,302
Accounts receivable and other current assets	264	9,014
Prepayment	18,343	27,472
TOTAL CURRENT ASSETS	27,073	82,788
NON-CURRENT ASSETS
Property and equipment, net	4,877	11,875
TOTAL NON-CURRENT ASSETS	4,877	11,875
TOTAL ASSETS	31,950	94,663
CURRENT LIABILITIES
Accounts payable	256,242	186,341
Due to related parties	1,154,424	822,862
Accrued liabilities and other payables	298,700	136,250
TOTAL CURRENT LIABILITIES	1,709,366	1,145,453
NON-CURRENT LIABILITIES
Notes Payable	1,921,991	1,530,959
Notes payable - related parties	434,722	271,562
TOTAL NON-CURRENT LIABILITIES	2,356,713	1,802,521
TOTAL LIABILITIES	4,066,079	2,947,974
STOCKHOLDERS' DEFICIT
Common stock: $ 0.0001 par value, Authorized: 250,000,000 shares; 89,504,000 and 89,336,000 shares issued and outstanding at September 30, 2017 and 2016	8,951	8,934
Additional Paid-in Capital	25,404,058	25,215,044
Accumulated deficit	(29,773,496)	(28,449,646)
Accumulated other comprehensive income	93,905	153,466
Total UMeWorld Limited stockholders' deficit	(4,266,582)	(3,072,202)
Noncontrolling interest	232,453	218,891
TOTAL STOCKHOLDERS' DEFICIT	(4,034,129)	(2,853,311)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 31,950	$ 94,663